INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES [Text Block]

4. INVESTMENTS IN TRADING SECURITIES

At December 31, 2022, the Company held investments classified as trading securities, which consisted of various equity securities. All trading securities are carried at fair value. Private company investments are valued using Level 3 methods. Private company investments are initially valued at the cost of the investment. If a subsequent investment in the same security is made at a different price, the entire investment is valued at the new price and any gain or loss is recognized in other income, net. All other marketable securities are publicly traded and valued using Level 1 methods. As of December 31, 2022, the fair value of trading securities was $3,497,166 (December 31, 2021 - $3,373,358, December 31, 2020 - $2,345,984). During 2021 the company recognized a $211,018 impairment on certain investments.

	December 31, 2022	December 31, 2021	December 31, 2020
Investments in trading securities at cost	$3,239,782	$3,268,618	$1,977,477
Unrealized gains (losses)	257,384	104,740	368,507
Investments in trading securities at fair market value	$3,497,166	$3,373,358	$2,345,984

The fair value carrying value of investments by category is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Marketable Equity Securities - Level 1
Publicly traded investments	$2,677,169	$2,680,755	$1,866,989

Marketable Debt Securities - Level 2
Corporate bonds	117,157	139,839	101,437

Non-Marketable Equity Securities - Level 3
Private investments	702,840	552,764	377,558
Total investments	$3,497,166	$3,373,358	$2,345,984

The gains and losses on investments by category is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Marketable Equity Securities - Level 1
Publicly traded investments - realized	$354,811	$559,850	$931,440
Publicly traded investments - unrealized	(148,456)	227,653	385,076

Non-Marketable Debt Securities - Level 2
Private bonds	(20,980)	11,720	937

Non-Marketable Equity Securities - Level 3
Private investments - realized	-	(275,719)	-
Private investments - unrealized	175,376	-	29,246
Total investments	$360,754	$523,504	$1,346,699